Indebtedness (Details) $ in Millions, $ in Millions							3 Months Ended				9 Months Ended
	Oct. 29, 2025 USD ($)	Sep. 13, 2024 CAD ($)	Apr. 27, 2021 USD ($)	Dec. 06, 2019 USD ($)	Oct. 11, 2019 USD ($)	Oct. 11, 2019	Sep. 30, 2025 CAD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 CAD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)
Indebtedness [Line Items]
Revolving credit facility							$ 200.0				$ 200.0
Rate percentage							5.00%				5.00%				5.00%
Repurchased principal amount		$ 2,140.0
Open market purchases		$ 400.0
Warrants equivalent											11.87%	11.87%
Warrants exercisable											11.87%	11.87%
Issuance of the warrants							10 years				10 years				10 years
U.S. TLB Facility [Member]
Indebtedness [Line Items]
Credit exposure (in Dollars)															$ 1,908.5
Term Loan B [Member]
Indebtedness [Line Items]
Principal amount									$ 40.9	$ 30.0			$ 121.1	$ 88.7
Exchange amount									19.4	14.3			61.1	44.8
Senior Unsecured Notes [Member]
Indebtedness [Line Items]
Principal amount					$ 550.0
Rate percentage					6.50%	6.50%
Maturity term						October 2027
2027 Senior Unsecured Notes [Member]
Indebtedness [Line Items]
Exchange amount									30.4	22.3	$ 4.5	$ 3.3	30.4	22.3
Repurchased principal amount									100.4	73.8	11.4	8.2	100.4	73.8
Senior Secured Notes [Member]
Indebtedness [Line Items]
Principal amount			$ 500.0	$ 400.0
Rate percentage			5.625%	4.875%
Maturity term			December 2026	June 2027
2026 Senior Secured Notes [Member]
Indebtedness [Line Items]
Exchange amount									8.0	5.9			8.0	5.9
Repurchased principal amount									$ 16.4	$ 12.0			16.4	12.0
2027 Senior Secured Notes [Member]
Indebtedness [Line Items]
Exchange amount													48.4	35.1
Repurchased principal amount													$ 103.3	$ 75.0
Government of Canada [Member]
Indebtedness [Line Items]
Advances received							54.7				341.2
Government of Quebec [Member]
Indebtedness [Line Items]
Advances received							$ 10.3				63.8
Interest expenses											$ 16.3
Subsequent Event [Member] | Government of Canada [Member]
Indebtedness [Line Items]
Advances received	$ 113.7
Subsequent Event [Member] | Government of Quebec [Member]
Indebtedness [Line Items]
Advances received	$ 21.3